Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Numerator:
Net income	$64,282	$806,626	$304,219	$52,158
Denominator:
Weighted-average shares outstanding-Basic and diluted	623,600,000	566,567,213	334,177,215	51,050
Earnings per share
-Basic and diluted	$0.0001	$0.0014	$0.0009	$1.0217